Lease - Schedule of Group's Lease Liabilitites (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Presentation Of Leases For Lessee [Abstract]
Lease liability	€ 64	€ 62
Lease liability	€ 23	€ 56